Employee benefits (Tables)	9 Months Ended
Sep. 30, 2018
Employee Benefits [Abstract]
Schedule of Net Employee Benefit Obligations
The total net employee benefit obligations as at September 30, 2018 is as follows:

€m
Balance as of January 1, 2018	188.4
Service cost	4.0
Net interest expense	2.7
Actuarial loss on pension scheme valuations	6.4
Benefits paid	(4.9)
Foreign exchange differences on translation	(2.7)
Balance as of September 30, 2018	193.9